Stock-based Compensation (Roll-forward of MUAH's Restricted Stock Units under Stock Bonus Plans) (Detail) - MUAH [Member] - Stock Bonus Plans [Member] - Restricted Stock Units [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation [Line Items]
Nonvested, beginning of fiscal year, Number of shares	19,409,109	15,101,489
Activity during the year, Granted	17,867,547	12,505,487
Activity during the year, Vested	(9,901,422)	(7,423,603)
Activity during the year, Forfeited	(812,128)	(774,264)
Activity during the year, Other	120,286
Nonvested, end of fiscal year, Number of shares	26,683,392	19,409,109